MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

NOTE 16:-MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets (including Property, plant and equipment, intangible assets and operating lease right-of-use assets) by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2020, 2019 and 2018, respectively:

	Year ended December 31,
	2020	2019	2018

USA	$207,496	$250,471	$239,241
Canada	72,492	85,979	99,679
Latin America	2,149	4,115	5,397
Australia	103,587	108,149	131,085
Asia	14,566	15,514	17,715
EMEA	45,201	43,054	42,861
Israel	40,921	38,692	39,893

	$486,412	$545,974	$575,871

No customer represented 10% or more of the Company’s revenues for the years ended December 31, 2020, 2019 and 2018.

b.The following table presents total long-lived assets as of December 31, 2020 and 2019:

	December 31,
	2020	2019

USA	$167,370	$118,458
Canada	5,384	5,676
Australia	14,947	7,669
Asia	29,955	400
EMEA	8,398	8,583
Israel	132,855	136,037

	$358,909	$276,823